Summary of Significant Accounting Policies (Details Narrative)			12 Months Ended
	Apr. 24, 2024 USD ($)	Apr. 24, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 HKD ($)	Oct. 01, 2024 HKD ($)
Product Information [Line Items]
Foreign Currency Translation Adjustment, Description			convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.7677, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate	convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.7677, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate
Cash balance								$ 800,000
Allowance for credit losses			$ 114,985	$ 893,175	$ 998,020	$ 497,099
Accounts receivable and credit losses			124,483		1,495,119		$ 966,947
Allowance for doubtful accounts receivable write offs			169,698	1,318,165
Prepaid expenses current			1,357,025		803,115		10,540,963
Prepaid expense non current			456,512				3,546,051
Other assets current			10,158				78,909
Other assets non current			3,125				24,273
Proceeds from other equity	$ 1,818,278	$ 14,123,843
Impairment losses on long-lived assets				0	0	0
Contract with customer liability			$ 13,481				$ 104,714
Other income					$ 34,261	$ 734,059
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%	18.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage			40.30%	40.30%	13.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage			16.80%	16.80%	10.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage			16.20%	16.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage					10.00%	10.00%